S000034848 [Member] Investment Objectives and Goals - Wilmington Real Asset Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WILMINGTON REAL ASSET FUND SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to achieve long-term preservation of capital with current income.